Leases - Future Contractually Agreed Undiscounted Lease Payments (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases
Future contractually agreed undiscounted cash flows	€ 1,087	€ 1,034
Within one year
Leases
Future contractually agreed undiscounted cash flows	708	519
Between one and five years
Leases
Future contractually agreed undiscounted cash flows	€ 379	€ 515